Retirement-Related Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Description of plans
IBM sponsors the following retirement-related plans/benefits:

Plan		Eligibility	Funding	Benefit Calculation	Other
U.S. Defined Benefit (DB) Pension Plans	IBM Personal Pension Plan (Qualified PPP) which includes the Retirement Benefit Account (“RBA”) as of January 1, 2024	U.S. regular, full-time and part-time employees hired prior to January 1, 2005 RBA - U.S. regular, full-time, and part time employees with at least one year of service on or after January 1, 2024	Any company contributions, required or voluntary, are to an irrevocable trust fund, held for the sole benefit of participants and beneficiaries
Vary based on the participant:

Based on average earnings, years of service, and age

Cash balance formula based on percentage of employees’ annual salary, as well as an interest crediting rate (includes RBA as of January 1, 2024)

Excluding RBA, benefit accruals ceased December 31, 2007

Certain defined benefit pension obligations and related plan assets were transferred in 2022 and 2024, as described under “IBM Retirement Plan Changes,” below

	Excess Personal Pension Plan (“Excess PPP”)	U.S. regular, full-time and part-time employees hired prior to January 1, 2005	Unfunded, provides benefits in excess of IRS limitations for qualified plans		Benefit accruals ceased December 31, 2007
	Supplemental Executive Retention Plan (“Retention Plan”)	Eligible U.S. executives	Unfunded	Based on average earnings, years of service and age
U.S. Defined Contribution (DC) Plans	401(k) Plan (1)	U.S. regular, full-time and part-time employees	All plan participant contributions are made in cash and invested in accordance with participants’ investment elections	Employees can save up to 80% of eligible pay, subject to the Internal Revenue Code (IRC) annual contribution limit	All amounts in the plan are 100% vested
	Excess Savings Plan (1)	U.S. employees whose eligible compensation is expected to exceed IRS compensation limit for qualified plans
Unfunded, non-qualified amounts deferred are record-keeping (notional) accounts and are not held in trust for the participants, but may be invested in accordance with participants’ investment elections (under the 401(k) Plan options)
				Company matches contributions on eligible compensation deferred and on compensation earned in excess of the IRC pay limit	Amounts deferred into the Plan, including company contributions, are recorded as liabilities
U.S. Nonpension Postretirement Benefit Plan	Nonpension Postretirement Plan (IBM Benefits Plan for Retired Employees)	Medical and dental benefits for eligible U.S. retirees and eligible dependents, as well as life insurance for eligible U.S. retirees	Company contributes to irrevocable trust fund, held for the sole benefit of participants and beneficiaries	Varies based on plan design formulas and eligibility requirements	Since January 1, 2004, new hires are not eligible for these benefits
Non-U.S. Plans	DB or DC	Eligible regular employees in certain non-U.S. subsidiaries or branches	Company deposits funds under various fiduciary-type arrangements, purchases annuities under group contracts or provides reserves for these plans	Based either on years of service and the employee’s compensation (generally during a fixed number of years immediately before retirement) or on annual credits
In certain countries, benefit accruals have ceased and/or have been closed to new hires as of various dates

Certain defined benefit pension obligations and related plan assets were transferred in 2024, as described under “IBM Retirement Plan Changes,” below

	Nonpension Postretirement Plan	Medical and dental benefits for eligible non-U.S. retirees and eligible dependents, as well as life insurance for certain eligible non-U.S. retirees	Primarily unfunded except for a few select countries where the company contributes to irrevocable trust funds held for the sole benefit of participants and beneficiaries	Varies based on plan design formulas and eligibility requirements by country	Most non-U.S. retirees are covered by local government sponsored and administered programs
(1)Effective January 1, 2024, the 401(k) Plus Plan was renamed to the 401(k) Plan and the Excess 401(k) Plus Plan was renamed to the Excess Savings Plan. Refer to the section below entitled “IBM Retirement Plan Changes,” for additional information.

Pre-tax cost for all retirement-related plans
The following table presents a summary of the total retirement-related benefits net periodic (income)/cost recorded in the Consolidated Income Statement.

($ in millions)
	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2024	2023	2022	2024	2023	2022	2024	2023	2022
Total defined benefit pension plans (income)/cost (1)	$3,265	$(329)	$5,857	$652	$359	$836	$3,918	$30	$6,693
Total defined contribution plans cost (2)	$57	$615	$555	$383	$376	$369	$440	$991	$924
Nonpension postretirement benefit plans cost	$79	$92	$85	$41	$36	$30	$120	$128	$115
Total retirement-related benefits net periodic cost (1)	$3,402	$378	$6,497	$1,077	$771	$1,235	$4,478	$1,149	$7,732
(1)In 2024, U.S. and Non-U.S. Plans include the impact of pension settlement charges of $2.7 billion and $0.4 billion, respectively, and the increase in total defined benefit pension plans (income)/cost due to the RBA that was effective January 1, 2024. In 2022, U.S. Plans includes the impact of a pension settlement charge of $5.9 billion. Refer to the section below entitled “IBM Retirement Plan Changes,” for additional information.
(2)Decrease in 2024 U.S. Plans total defined contributions plans cost is due to the introduction of the RBA that was effective January 1, 2024. Refer to the section below entitled “IBM Retirement Plan Changes,” for additional information.

Summary of the total PBO for defined benefit plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and associated funded status
The following table presents a summary of the total PBO for defined benefit pension plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and the associated funded status recorded in the Consolidated Balance Sheet.

($ in millions)
	Benefit Obligations		Fair Value of Plan Assets		Funded Status (1)
At December 31:	2024	2023	2024	2023	2024	2023
U.S. Plans
Overfunded plans
Qualified PPP (2)	$12,941	$19,854	$17,591	$24,437	$4,651	$4,584
Underfunded plans
Nonqualified defined benefit pension plans (3)	1,278	1,382	—	—	(1,278)	(1,382)
Nonpension postretirement benefit plan	2,257	2,233	6	10	(2,251)	(2,224)
Total underfunded U.S. plans	$3,535	$3,615	$6	$10	$(3,529)	$(3,605)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans (4) (5)	$13,568	$16,515	$16,410	$19,438	$2,842	$2,923
Nonpension postretirement benefit plans	—	—	—	—	—	—
Total overfunded non-U.S. plans	$13,568	$16,515	$16,410	$19,438	$2,842	$2,923
Underfunded plans
Qualified defined benefit pension plans (4)	$10,482	$11,946	$8,795	$9,621	$(1,688)	$(2,325)
Nonqualified defined benefit pension plans (4)	4,440	5,018	—	—	(4,440)	(5,018)
Nonpension postretirement benefit plans	507	586	14	23	(493)	(564)
Total underfunded non-U.S. plans	$15,429	$17,550	$8,809	$9,643	$(6,620)	$(7,907)
Total overfunded plans	$26,509	$36,369	$34,001	$43,875	$7,492	$7,506
Total underfunded plans	$18,964	$21,165	$8,815	$9,653	$(10,149)	$(11,512)
(1)Funded status is recognized in the Consolidated Balance Sheet as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).
(2)Year-to-year reduction in Benefit Obligations and Fair Value of Plan Assets includes the transfer of approximately $6 billion of pension benefit obligations and assets to Prudential Insurance Company of America. Refer to the section below entitled “IBM Retirement Plan Changes,” for additional information.
(3)Excess PPP and Retention Plan.
(4)Non-U.S. qualified plans represent plans funded outside of the U.S. Non-U.S. nonqualified plans are unfunded.
(5)Year-to-year reduction in Benefit Obligations and Fair Value of Plan Assets includes the transfer of $1.2 billion of pension benefit obligations and assets to RBC Life Insurance Company and Brookfield Annuity Company. Refer to the section below entitled “IBM Retirement Plan Changes,” for additional information.

Components of net periodic (income)/cost of the company's retirement-related benefit plans
The following tables present the components of net periodic (income)/cost of the retirement-related benefit plans recognized in the Consolidated Income Statement, excluding defined contribution plans.

($ in millions)
	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2024	2023	2022	2024	2023	2022
Service cost (1)	$394	$—	$—	$170	$177	$237
Interest cost (2)	911	1,090	1,129	1,077	1,170	493
Expected return on plan assets (2)	(1,253)	(1,529)	(1,729)	(1,546)	(1,440)	(1,016)
Amortization of prior service costs/(credits) (2)	—	0	8	22	20	14
Recognized actuarial losses (2)	452	109	527	516	400	1,031
Curtailments and settlements (2) (3)	2,761	—	5,923	398	7	47
Multi-employer plans	—	—	—	13	13	15
Other costs/(credits) (2)	—	—	—	3	13	15
Total net periodic (income)/cost (3)	$3,265	$(329)	$5,857	$652	$359	$836

($ in millions)
	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2024	2023	2022	2024	2023	2022
Service cost	$2	$4	$5	$2	$2	$3
Interest cost (2)	106	117	85	41	39	24
Expected return on plan assets (2)	—	—	—	(1)	(2)	(2)
Amortization of prior service costs/(credits) (2)	(29)	(29)	(10)	0	0	0
Recognized actuarial losses (2)	—	—	5	(1)	(1)	4
Curtailments and settlements (2)	—	—	—	0	(2)	0
Other costs/(credits) (2)	—	—	—	0	0	0
Total net periodic cost	$79	$92	$85	$41	$36	$30
(1)Increase in U.S. Plans Service Cost in 2024 is due to the RBA that was effective January 1, 2024. Refer to the section below entitled “IBM Retirement Plan Changes,” for additional information.
(2)These components of net periodic pension costs are included in other (income) and expense in the Consolidated Income Statement.
(3)In 2024, U.S. and Non-U.S. Plans include the impact of pension settlement charges of $2.7 billion and $0.4 billion, respectively. In 2022, U.S. Plans includes the impact of a pension settlement charge of $5.9 billion. Refer to the section below entitled “IBM Retirement Plan Changes,” for additional information.

Changes in plan assets
The following table presents the changes in benefit obligations and plan assets of the company’s retirement-related benefit plans, excluding DC plans.

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Change in benefit obligation
Benefit obligation at January 1	$21,235	$21,493	$33,479	$31,261	$2,233	$2,369	$586	$531
Service cost (1)	394	—	170	177	2	4	2	2
Interest cost	911	1,090	1,077	1,170	106	117	41	39
Plan participants' contributions	—	—	17	17	33	38	—	—
Acquisitions/divestitures, net	—	—	7	(20)	—	—	—	—
Actuarial losses/(gains)	(589)	486	(1,076)	2,077	116	(19)	0	35
Benefits paid from trust	(1,432)	(1,424)	(1,635)	(1,629)	(233)	(274)	(4)	(7)
Direct benefit payments	(122)	(122)	(422)	(396)	(2)	(3)	(32)	(31)
Foreign exchange impact	—	—	(1,850)	1,021	—	—	(85)	22
Amendments/curtailments/settlements/other (2)	(6,178)	(288)	(1,277)	(198)	—	—	(1)	(4)
Benefit obligation at December 31	$14,219	$21,235	$28,490	$33,479	$2,257	$2,233	$507	$586
Change in plan assets
Fair value of plan assets at January 1	$24,437	$25,094	$29,059	$28,371	$10	$10	$23	$29
Actual return on plan assets	764	1,055	499	1,391	—	—	1	3
Employer contributions	—	—	67	57	194	233	—	—
Acquisitions/divestitures, net	—	—	4	(24)	—	—	—	—
Plan participants' contributions	—	—	17	17	33	38	—	—
Benefits paid from trust	(1,432)	(1,424)	(1,635)	(1,629)	(233)	(274)	(4)	(7)
Foreign exchange impact	—	—	(1,530)	1,058	—	—	(5)	3
Amendments/curtailments/settlements/other (2)	(6,178)	(288)	(1,277)	(181)	2	2	0	(6)
Fair value of plan assets at December 31	$17,591	$24,437	$25,205	$29,059	$6	$10	$14	$23
Funded status at December 31	$3,373	$3,202	$(3,286)	$(4,420)	$(2,251)	$(2,224)	$(493)	$(564)
Accumulated benefit obligation (3)	$14,219	$21,235	$28,187	$33,128	N/A	N/A	N/A	N/A
(1)Increase in U.S. Plans Service Cost in 2024 is due to the RBA that was effective January 1, 2024. Refer to the section above entitled “IBM Retirement Plan Changes,” for additional information.
(2)In 2024, the amount related to U.S. Defined Benefit Pension Plans primarily represents the transfer of Qualified PPP pension obligations and related plan assets to The Prudential Insurance Company of America pursuant to a group annuity contract and the amount related to Non-U.S. Defined Benefit Pension Plans primarily represents the transfer of IBMC IBM Retirement Plan pension obligations and related plan assets to RBC Life Insurance Company and Brookfield Annuity Company pursuant to group annuity contracts.
(3) Represents the benefit obligation assuming no future participant compensation increases.
N/A–Not applicable

Net funded status
The following table presents the net funded status recognized in the Consolidated Balance Sheet.

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2024	2023	2024	2023	2024	2023	2024	2023
Prepaid pension assets	$4,651	$4,584	$2,842	$2,923	$0	$0	$0	$0
Current liabilities—compensation and benefits	(117)	(119)	(362)	(366)	(218)	(202)	(20)	(17)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(1,160)	(1,262)	(5,766)	(6,977)	(2,033)	(2,022)	(473)	(547)
Funded status—net	$3,373	$3,202	$(3,286)	$(4,420)	$(2,251)	$(2,224)	$(493)	$(564)

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI
The following table presents the pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and the changes in the pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI for the retirement-related benefit plans.

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Net loss at January 1	$9,467	$8,617	$12,937	$11,219	$73	$94	$123	$86
Current period loss/(gain)	(101)	959	(73)	2,125	115	(20)	0	34
Curtailments and settlements (1)	(2,761)	—	(398)	(7)	—	—	0	2
Amortization of net loss included in net periodic (income)/cost (2)	(452)	(109)	(516)	(400)	—	—	1	1
Net loss at December 31	$6,153	$9,467	$11,950	$12,937	$188	$73	$125	$123
Prior service costs/(credits) at January 1	$0	$0	$309	$330	$(350)	$(379)	$(1)	$0
Current period prior service costs/(credits)	—	—	56	(1)	—	—	0	(1)
Curtailments, settlements and other	—	—	—	—	—	—	—	—
Amortization of prior service (costs)/credits included in net periodic (income)/cost	0	0	(22)	(20)	29	29	0	0
Prior service costs/(credits) at December 31	$0	$0	$342	$309	$(321)	$(350)	$(1)	$(1)
Transition (assets)/liabilities at January 1	$—	$—	$0	$0	$—	$—	$0	$0
Transition (assets)/liabilities at December 31	$—	$—	$0	$0	$—	$—	$0	$0
Total loss recognized in accumulated other comprehensive income/(loss) (3)	$6,153	$9,467	$12,293	$13,245	$(133)	$(276)	$124	$122
(1)In 2024, the amount related to U.S. Defined Benefit Pension Plans includes the impact of a pension settlement charge of $2.7 billion, and the amount related to Non-U.S. Defined Benefit Pension Plans includes the impact of a pension settlement charge of $0.4 billion. Refer to the section above entitled “IBM Retirement Plan Changes,” for additional information.
(2)Increase in U.S. Plans Amortization of net loss included in net periodic (income)/cost in 2024 is due to the RBA that was effective January 1, 2024. Refer to the section above entitled “IBM Retirement Plan Changes,” for additional information.
(3)Refer to note R, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

Assumptions used to measure the net periodic (income)/cost and year-end benefit obligations
The following tables present the assumptions used to measure the net periodic (income)/cost and the year-end benefit obligations for retirement-related benefit plans.

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2024	2023	2022	2024	2023	2022
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate (1) (2) (3)	5.00%	5.30%	3.30%	3.37%	3.80%	1.26%
Expected long-term returns on plan assets (1) (2) (3)	5.08%	5.50%	4.33%	4.89%	4.44%	2.97%
Rate of compensation increase (4)	5.00%	N/A	N/A	4.18%	4.00%	3.02%
Interest crediting rate (1) (3)	3.80%	4.40%	2.07%	0.28%	0.34%	0.26%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	5.50%	5.00%	5.30%	3.61%	3.36%	3.80%
Rate of compensation increase	4.00%	5.00%	N/A	4.04%	4.18%	4.00%
Interest crediting rate	4.30%	3.80%	4.40%	0.32%	0.28%	0.34%
(1)The Qualified PPP discount rate, expected long-term return on plan assets and interest crediting rate of 5.00 percent, 5.00 percent, and 3.80 percent, respectively, for the period January 1, 2024 through August 31, 2024, changed to 5.00 percent, 5.25 percent and 3.80 percent, respectively, for the period September 1, 2024 through December 31, 2024 due to remeasurement of the plan as a result of the changes described in the section above entitled “IBM Retirement Plan Changes.”
(2)The Non-U.S. Plan discount rate and expected long-term return on plan assets of 4.60 percent, and 5.50 percent, respectively, for the period January 1, 2024 through October 29, 2024, changed to 4.70 percent and 4.50 percent respectively, for the period October 30, 2024 through December 31, 2024 due to remeasurement of the IBMC IBM Retirement Plan as a result of the changes described in the section above entitled “IBM Retirement Plan Changes.”
(3)The Qualified PPP discount rate, expected long-term return on plan assets and interest crediting rate of 2.60 percent, 4.00 percent and 1.10 percent, respectively, for the period January 1, 2022 through August 31, 2022, changed to 4.70 percent, 5.00 percent and 4.00 percent, respectively, for the period September 1, 2022 through December 31, 2022 due to remeasurement of the plan as a result of the changes described in the section above entitled “IBM Retirement Plan Changes.”
(4)The rate of compensation increase in 2024 is due to the RBA that was effective January 1, 2024. Refer to the section above entitled “IBM Retirement Plan Changes,” for additional information.
N/A–Not applicable

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2024	2023	2022	2024	2023	2022
Weighted-average assumptions used to measure net periodic cost for the year ended December 31
Discount rate (1)	5.00%	5.30%	3.05%	7.66%	7.25%	5.35%
Expected long-term returns on plan assets	N/A	N/A	N/A	8.12%	8.05%	6.64%
Interest crediting rate (1)	3.80%	4.40%	2.16%	N/A	N/A	N/A
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	5.30%	5.00%	5.30%	8.21%	7.66%	7.25%
Interest crediting rate	4.30%	3.80%	4.40%	N/A	N/A	N/A
(1)The U.S. Nonpension Postretirement Plan discount rate and interest crediting rate of 2.30 percent and 1.10 percent, respectively, for the period January 1, 2022 through July 31, 2022, changed to 4.10 percent and 3.65 percent, respectively, for the period August 1, 2022 through December 31, 2022 due to remeasurement of the plan as a result of the changes described in the section above entitled “IBM Retirement Plan Changes.”
N/A–Not applicable

Item	Description of Assumptions
Discount Rate
Changes in discount rate assumptions impact net periodic (income)/cost and the PBO.

For the U.S. and certain non-U.S. countries, a portfolio of high-quality corporate bonds is used to construct a yield curve. Cash flows from the company’s expected benefit obligation payments are matched to the yield curve to derive the discount rates.

In other non-U.S. countries where the markets for high-quality long-term bonds are not as well developed, a portfolio of long-term government bonds is used as a base, and a credit spread is added to simulate corporate bond yields at these maturities in the jurisdiction of each plan. This is the benchmark for developing the respective discount rates.

Expected Long-Term Returns on Plan Assets
Represents the expected long-term returns on plan assets based on the calculated market-related value of plan assets and considers long-term expectations for future returns and the investment policies and strategies discussed on page 116. These rates of return are developed and tested for reasonableness against historical returns by the company.

The use of expected returns may result in pension income that is greater or less than the actual return of those plan assets in a given year. Over time, however, the expected long-term returns are designed to approximate the actual long-term returns, and therefore result in a pattern of income or loss recognition that more closely matches the pattern of the services provided by the employees.

The difference between actual and expected returns is recognized as a component of net loss or gain in AOCI, which is amortized as a component of net periodic (income)/cost over the service lives or life expectancy of the plan participants, depending on the plan, provided such amounts exceed certain thresholds provided by accounting standards. The market-related value of plan assets recognizes changes in the fair value of plan assets systematically over a five-year period in the expected return on plan assets line in net periodic (income)/cost.

The projected long-term rate of return on plan assets for 2025 is 5.50 percent for U.S. and 4.86 percent for non-U.S. DB Plans.

Rate of Compensation Increases and Mortality Assumptions
Compensation rate increases are determined based on the company’s long-term plans for such increases.

Mortality assumptions are based on life expectancy and death rates for different types of participants and are periodically updated based on actual experience.

Interest Crediting Rate
Benefits for participants in Cash Balance Plans are calculated using a cash balance formula. An assumption underlying this formula is an interest crediting rate, which impacts both net periodic (income)/cost and the PBO. This provides the basis for projecting the expected interest rate that plan participants will earn on the benefits that they are expected to receive in the following year.

Healthcare Cost Trend Rate
For nonpension postretirement benefit plans, the company determines healthcare cost trend rates based on medical cost inflation expectations in each market and IBM’s plan characteristics. The healthcare cost trend rate is an important consideration when setting future expectations for plan costs or benefit obligations, taking into account the terms of the plan which limit the company’s future obligations to the participants.

The company’s U.S. healthcare cost trend rate assumption for 2025 is 6.47 percent and is expected to decrease to 4.50 percent over approximately 14 years.

Defined benefit pension plans' asset classes and their associated fair value
The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2024. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$655	$—	$7	$661	$67	$1	$—	$68
Equity mutual funds (2)	183	—	—	183	—	—	—	—
Fixed income
Government and related (3)	—	7,010	—	7,010	110	6,807	—	6,917
Corporate bonds (4)	—	3,663	186	3,849	7	2,550	—	2,557
Mortgage and asset-backed securities	—	141	—	141	—	4	—	4
Fixed income mutual funds (5)	240	—	—	240	—	—	—	—
Insurance contracts (6)	—	—	—	—	—	3,332	—	3,332
Cash and short-term investments (7)	670	(24)	—	646	170	277	—	447
Private equity	—	—	—	—	—	—	—	—
Real estate	—	—	—	—	—	—	3	3
Derivatives (8)	—	8	—	8	39	58	—	97
Other mutual funds (9)	—	—	—	—	20	—	—	20
Subtotal	1,747	10,799	193	12,739	413	13,029	3	13,444
Investments measured at net asset value using the NAV practical expedient (10)	—	—	—	4,852	—	—	—	11,807
Other (11)	—	—	—	0	—	—	—	(47)
Fair value of plan assets	$1,747	$10,799	$193	$17,591	$413	$13,029	$3	$25,205
(1)Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $1 million. Non-U.S. Plans include IBM common stock of $1 million.
(2)Invests in predominantly equity securities.
(3)Includes debt issued by national, state and local governments and agencies.
(4)The U.S. Plans include IBM corporate bonds of $4 million. Non-U.S. Plans include IBM corporate bonds of $4 million.
(5)Invests predominantly in fixed-income securities.
(6)Primarily represents insurance policy contracts (Buy-In) in certain non-U.S. plans.
(7)Includes cash, cash equivalents and short-term marketable securities.
(8)Includes interest-rate derivatives, forwards, exchange-traded and other over-the-counter derivatives.
(9)Invests in both equity and fixed-income securities.
(10)Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.
(11)Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.
The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2023. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$631	$—	$—	$631	$243	$—	$—	$243
Equity mutual funds (2)	155	—	—	155	5	—	—	5
Fixed income
Government and related (3)	—	9,861	—	9,861	—	7,700	—	7,700
Corporate bonds (4)	—	7,074	709	7,783	—	2,691	—	2,691
Mortgage and asset-backed securities	—	178	—	178	—	9	—	9
Fixed income mutual funds (5)	251	—	—	251	—	—	75	75
Insurance contracts (6)	—	—	—	—	—	3,774	—	3,774
Cash and short-term investments (7)	495	119	—	614	264	315	—	579
Private equity	—	—	13	13	—	—	—	—
Real estate	—	—	—	—	—	—	4	4
Derivatives (8)	—	—	—	—	51	258	—	309
Other mutual funds (9)	—	—	—	—	20	—	—	20
Subtotal	1,532	17,231	722	19,485	584	14,747	78	15,409
Investments measured at net asset value using the NAV practical expedient (10)	—	—	—	4,952	—	—	—	13,709
Other (11)	—	—	—	0	—	—	—	(59)
Fair value of plan assets	$1,532	$17,231	$722	$24,437	$584	$14,747	$78	$29,059
(1)Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $1 million. Non-U.S. Plans include IBM common stock of $2 million.
(2)Invests in predominantly equity securities.
(3)Includes debt issued by national, state and local governments and agencies.
(4)The U.S. Plans include IBM corporate bonds of $16 million. Non-U.S. Plans include IBM corporate bonds of $5 million.
(5)Invests in predominantly fixed-income securities.
(6)Primarily represents insurance policy contracts (Buy-In) in certain non-U.S. plans.
(7)Includes cash, cash equivalents and short-term marketable securities.
(8)Includes interest-rate derivatives, forwards, exchange-traded and other over-the-counter derivatives.
(9)Invests in both equity and fixed-income securities.
(10)Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.
(11)Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

Reconciliation of the beginning and ending balances of Level 3 assets
The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2024 and 2023 for the U.S. Plan.

($ in millions)
	Equity Securities	Corporate Bonds	Private Equity	Total
Balance at January 1, 2024	$—	$709	$13	$722
Return on assets held at end of year	(2)	4	—	2
Return on assets sold during the year	0	16	—	16
Purchases, sales and settlements, net	2	(545)	(10)	(554)
Transfers, net	7	1	(2)	6
Balance at December 31, 2024	$7	$186	$—	$193

($ in millions)
	Corporate Bonds	Private Equity	Total
Balance at January 1, 2023	$721	$421	$1,142
Return on assets held at end of year	(18)	(5)	(23)
Return on assets sold during the year	10	0	10
Purchases, sales and settlements, net	(5)	(404)	(409)
Transfers, net	2	—	2
Balance at December 31, 2023	$709	$13	$722
The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2024 and 2023 for the non-U.S. Plans.

($ in millions)
	Fixed Income Mutual Funds	Real Estate	Total
Balance at January 1, 2024	$75	$4	$78
Return on assets held at end of year	—	—	—
Return on assets sold during the year	5	—	5
Purchases, sales and settlements, net	(77)	—	(77)
Transfers, net	—	0	0
Foreign exchange impact	(3)	(1)	(4)
Balance at December 31, 2024	$—	$3	$3

($ in millions)
	Fixed Income Mutual Funds	Real Estate	Total
Balance at January 1, 2023	$9	$145	$155
Return on assets held at end of year	1	(66)	(65)
Return on assets sold during the year	—	56	56
Purchases, sales and settlements, net	63	(137)	(74)
Transfers, net	—	0	0
Foreign exchange impact	2	5	7
Balance at December 31, 2023	$75	$4	$78

Schedule of contributions and direct benefit payments
The following table presents the contributions made to the non-U.S. DB plans, nonpension postretirement benefit plans, multi-employer plans, DC plans and direct benefit payments for 2024 and 2023. The cash contributions to the multi-employer plans represent the annual cost included in the net periodic (income)/cost recognized in the Consolidated Income Statement. The company’s participation in multi-employer plans has no material impact on the company’s financial statements.

($ in millions)
For the years ended December 31:	2024	2023
Non-U.S. DB plans	$67	$57
Nonpension postretirement benefit plans	194	233
Multi-employer plans	13	13
DC plans (1)	440	991
Direct benefit payments	578	552
Total	$1,291	$1,847
(1)Decrease in DC plans is primarily due to the introduction of the RBA that was effective January 1, 2024. Refer to the section above entitled “IBM Retirement Plan Changes,” for additional information.

Total expected benefit payments, pension benefit plans and nonpension postretirement plans
The following table presents the total expected benefit payments to defined benefit pension plan participants subsequent to the retirement plan changes, as described in ‘IBM Retirement Plan Changes’ section above. These payments have been estimated based on the same assumptions used to measure the plans’ PBO at December 31, 2024 and include benefits attributable to estimated future compensation increases, where applicable.

($ in millions)
	Qualified U.S. Plan Payments	Nonqualified U.S. Plans Payments	Qualified Non-U.S. Plans Payments	Nonqualified Non-U.S. Plans Payments	Total Expected Benefit Payments
2025	$1,136	$121	$1,833	$248	$3,338
2026	1,178	119	1,760	224	3,282
2027	1,214	116	1,749	221	3,300
2028	1,202	114	1,710	217	3,243
2029	1,186	111	1,705	218	3,221
2030-2034	5,671	507	8,049	1,016	15,243
The following table presents the total expected benefit payments to nonpension postretirement benefit plan participants. These payments have been estimated based on the same assumptions used to measure the plans’ APBO at December 31, 2024.

($ in millions)
	U.S. Plan Payments	Qualified Non-U.S. Plans Payments	Nonqualified Non-U.S. Plans Payments	Total Expected Benefit Payments
2025	$230	$16	$26	$272
2026	237	17	27	280
2027	249	18	27	293
2028	253	18	27	299
2029	246	19	28	293
2030-2034	1,090	107	153	1,350

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets
The following table presents information for defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets. For a more detailed presentation of the funded status of the company’s defined benefit pension plans, refer to the table on page 112.

($ in millions)
	2024		2023
At December 31:	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with PBO in excess of plan assets	$16,216	$8,811	$18,345	$9,621
Plans with ABO in excess of plan assets	16,194	8,789	18,029	9,604
Plans with plan assets in excess of PBO	26,493	33,985	36,369	43,875

Schedule of nonpension postretirement benefit plan with APBO in excess of plan assets
The following table presents information for the nonpension postretirement benefit plan with APBO in excess of plan assets. For a more detailed presentation of the funded status of the company’s nonpension postretirement benefit plans, refer to the table on page 112.

($ in millions)
	2024		2023
At December 31:	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with APBO in excess of plan assets	$2,764	$20	$2,820	$32
Plans with plan assets in excess of APBO	—	—	—	—